FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Measurements
Schedule of financial instrument assets recorded at fair value

Financial instrument assets recorded at fair value as of June 30, 2022 and December 31, 2021 are as follows (in thousands):

	As of June 30, 2022
	Level 1	Level 2	Level 3	Total
Money market funds (cash equivalents )	$30,146	$—	$—	$30,146
Derivative assets:
Foreign currency exchange options	—	$462	—	462
Interest rate swaps	—	2,826	—	2,826
	$30,146	$3,288	$—	$33,434

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Money market funds (cash equivalents )	$30,096	$—	$—	$30,096
Derivative assets:
Foreign currency exchange options	—	804	—	804
	$30,096	$804	$—	$30,900

Financial instrument assets recorded at fair value as of December 31 are as follows (in thousands):

	2021
	Level 1	Level 2	Level 3	Total
Money market funds (cash equivalents)	$30,096	$—	$—	$30,096
Derivative assets:
Foreign currency exchange options	—	804	—	804
	$30,096	$804	$—	$30,900

	2020
	Level 1	Level 2	Level 3	Total
Money market funds (cash equivalents)	$38,093	$—	$—	$38,093
	$38,093	$—	$—	$38,093

Schedule of financial instrument liabilities recorded or disclosed at fair value

Financial instrument liabilities recorded or disclosed at fair value as of June 30, 2022 and December 31, 2021 are as follows (in thousands):

	As of June 30, 2022
	Level 1	Level 2	Level 3	Total
Term Loans	$—	$1,374,091	$—	$1,374,091
Senior Notes	—	285,000	—	285,000
Contingent Consideration	—	—	14,781	14,781
	$—	$1,659,091	$14,781	$1,673,872

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Term Loans	$—	$1,475,759	$—	$1,475,759
Senior Notes	—	318,375	—	318,375
Contingent Consideration	—	—	14,039	14,039
Derivative liabilities:
Interest rate swap contracts	—	13,759	—	13,759
	$—	$1,807,893	$14,039	$1,821,932

Financial instrument liabilities recorded or disclosed at fair value as of December 31 are as follows (in thousands):

	2021
	Level 1	Level 2	Level 3	Total
Term Loans	$—	$1,475,759	$—	$1,475,759
Senior Notes	—	318,375	—	318,375
Contingent Consideration	—	—	14,039	14,039
Derivative liabilities:
Interest rate swap contracts	—	13,759	—	13,759
	$—	$1,807,893	$14,039	$1,821,932

	2020
	Level 1	Level 2	Level 3	Total
Term Loans	$—	$1,507,053	$—	$1,507,053
Senior Notes	—	322,500	—	322,500
Derivative liabilities:
Foreign currency exchange options	—	1,827	—	1,827
Interest rate swap contracts	—	31,325	—	31,325
	$—	$1,862,705	$—	$1,862,705

Schedule of quantitative information associated with the fair value measurements

The following table provides quantitative information associated with the fair value measurements of the Company’s Level 3 inputs:

Fair Value as of
	June 30, 2022	Valuation
	(in thousands)	Technique	Unobservable Input	Range
Contingent Consideration	$14,781	Probability-adjusted discounted cash flow	Probabilities of success	55% – 100%
			Years until milestones are expected to be achieved	0.00 – 1.90 years
			Discount rate	8.10% – 8.53%

Fair Value as of
	December 31, 2021	Valuation
	(in thousands)	Technique	Unobservable Input	Range
Contingent Consideration	$14,039	Probability-adjusted discounted cash flow	Probabilities of success	55% – 100%
			Years until milestones are expected to be achieved	0.63 – 2.15 years
			Discount rate	8.10% – 8.53%

Schedule of changes in the fair value of the contingent consideration

The following table presents changes in the fair value of the Contingent Consideration for the six months ended June 30, 2022 (in thousands):

December 31, 2021	$14,039
Change in fair value of Contingent Consideration	742
June 30, 2022	$14,781

The following table presents changes in the fair value of the Contingent Consideration for the year ended December 31, 2021 (in thousands):

December 31, 2020	$—
Issuance of Contingent Consideration in connection with acquisition	13,200
Change in fair value of Contingent Consideration	1,373
Effects of fluctuations in foreign currency exchange rates	(534)
December 31, 2021	$14,039